Nature of the business, Assets acquired (Details) $ in Thousands									1 Months Ended			12 Months Ended
	Jan. 31, 2021 USD ($)	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Aug. 17, 2020 USD ($)	Apr. 03, 2020 USD ($) MW	Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	Jan. 29, 2019 USD ($)	Dec. 31, 2020 USD ($) MW Grade	Oct. 31, 2020 USD ($) MW	Oct. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021	Aug. 16, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 27, 2018
Nature of the business [Abstract]
Investments carried under the equity method									$ 116,614			$ 116,614				$ 139,925		$ 53,419
Solana [Member]
Nature of the business [Abstract]
Ownership interest												100.00%
Renewable Energy [Member]
Nature of the business [Abstract]
Investments carried under the equity method									61,866			$ 61,866				$ 77,549
Amherst Island [Member]
Nature of the business [Abstract]
Gross capacity | MW							75
Investments carried under the equity method							$ 4,900
ASI Operations LLC [Member]
Nature of the business [Abstract]
Investments carried under the equity method						$ 6,000
Acquisition purchase price						$ 6,000
Percentage interest acquired						100.00%
Monterrey [Member]
Nature of the business [Abstract]
Gross capacity | MW						142
Investments carried under the equity method						$ 16,700
Acquisition purchase price						$ 42,000
Percentage interest acquired						30.00%
ATN2 [Member]
Nature of the business [Abstract]
Acquisition purchase price																	$ 20,000
Befesa Agua Tenes, S.L.U. [Member]
Nature of the business [Abstract]
Percentage interest acquired															51.00%
Ownership interest								51.00%
Consideration payment advanced								$ 19,900
Interest rate								12.00%
Payment received through cash sweep mechanism											$ 7,800
Secured loan amount															$ 4,500
Borrowings outstanding															$ 14,000
Liberty Interactive Corporation [Member] | Solana [Member]
Nature of the business [Abstract]
Investments carried under the equity method				$ 290,000
Acquisition purchase price														$ 272,000
Period of annual net production of asset				4 years
Performance earn-out, period of highest annual net production of asset				5 years
Calgary District Energy Center [Member]
Nature of the business [Abstract]
Investments carried under the equity method										$ 20,000
Installed capacity | MW										55
La Sierpe [Member]
Nature of the business [Abstract]
Investments carried under the equity method									$ 20,000			20,000
Installed capacity | MW									20
Coso [Member]
Nature of the business [Abstract]
Installed capacity | MW									135
Number of investment grade investments | Grade									3
Period of PPA									19 years
Coso [Member] | Forecast [Member]
Nature of the business [Abstract]
Investments carried under the equity method									$ 170,000			170,000
Coso [Member] | Project Debt [Member] | Forecast [Member]
Nature of the business [Abstract]
Investments carried under the equity method									40,000			40,000
Coso [Member] | Equity Investments [Member] | Forecast [Member]
Nature of the business [Abstract]
Investments carried under the equity method									130,000			$ 130,000
Rioglass [Member]
Nature of the business [Abstract]
Ownership interest												15.00%
Rioglass [Member] | Forecast [Member]
Nature of the business [Abstract]
Percentage interest acquired													42.50%
Ownership interest	100.00%
Sale of ownership, percentage													42.50%
Rioglass [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Investments carried under the equity method	$ 7,000								$ 7,000			$ 7,000
Percentage interest acquired	42.50%
Chile PV 1 [Member] | Renewable Energy [Member]
Nature of the business [Abstract]
Investments carried under the equity method					$ 4,000
Percentage interest acquired					35.00%
Installed capacity | MW					55
Chile PV 2 [Member] | Renewable Energy [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Investments carried under the equity method			$ 5,000
Installed capacity | MW			40
Algonquin [Member]
Nature of the business [Abstract]
Percentage interest acquired																			16.47%
Algonquin [Member] | Subsequent Events [Member]
Nature of the business [Abstract]
Ownership interest		44.20%
Algonquin [Member] | Amherst Island [Member]
Nature of the business [Abstract]
Investments carried under the equity method							$ 92,300
Algonquin [Member] | La Sierpe [Member]
Nature of the business [Abstract]
Installed capacity | MW									30